Net Financial Income/(Loss)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Net Financial Income/(Loss)
20.	Net Financial Income/(Loss)
Details of Financial income and costs are as follows:

(Euros)	Notes	June 30, 2022	June 30, 2021
Financial income
Fair value adjustment of the put option		2,002,315	—
Valuation of financial instruments		52,597	—
Other finance income		15,123	2,674

Total Financial income		2,070,035	2,674

Fair Value adjustment of the Warrants	1 2	62,350,757	—

Financial expenses
Interest on bank loans	1 2	1,245,474	289,259
Interest on leases	9	606,793	155,979
Interest on convertible bonds		—	1,528,099
Valuation of financial instruments	1 2	1,550,157	—
Valuation of convertible bonds		—	24,011,910
Accretion of discount on put option liabilities		25,312	84,687
Other finance costs		9,687	—

Total Financial expenses		3,437,423	26,069,934

Details of Foreign exchange gains (losses) are as follows:

(Euros)	June 30, 2022	June 30, 2021
Exchange differences - Gains	344,721	258,109
Exchange differences - Losses	(6,426,829)	—

Total	(6,082,108)	258,109

22.	NET FINANCIAL EXPENSES
Details of financial income and expenses are as follows:

(In Euros)	Note	2021	2020	2019
Financial income
Interest on shareholder and other loans	13	60,709	5,629	—
Valuation of financial instruments		11,128	—	—
Other finance income		83,012	—	9,379

Total financial income		154,849	5,629	9,379

Fair Value adjustment of the Warrants	13	68,953,503	—	—

Financial expenses
Fair value adjustment of convertible bonds	13	25,490,981	—	—
Interest and fees on bank loans	13	3,222,169	534,038	200,922
Interest on lease liabilities	9	631,362	106,837	38,495
Interest on shareholder and other borrowings	13	2,864	7,578	27,336
Interest on convertible bonds	13	2,385,328	265,982	—
Accretion of discount on put option liabilities	6	312,918	96,364	—
Other finance costs		21,524	—	—

Total financial expenses		32,067,146	1,010,799	266,753

Details of other financial income (expenses) are as follows:

(In Euros)	2021	2020	2019
Exchange differences	1,026,204	(69,715)	(102,994)

Total	1,026,204	(69,715)	(102,994)